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                                                          Fortis Money Fund
                                                          semiannual report
                                                          March 31, 2001






                            [PHOTO OF FATHER AND CHILD]



Fortis Money Fund

FORTIS MONEY FUND SEMIANNUAL REPORT

  CONTENTS

  LETTER TO SHAREHOLDERS                                          1

  SCHEDULE OF INVESTMENTS                                         2

  STATEMENT OF ASSETS AND LIABILITIES                             4

  STATEMENT OF OPERATIONS                                         4

  STATEMENTS OF CHANGES IN NET ASSETS                             5

  NOTES TO FINANCIAL STATEMENTS                                   6

  DIRECTORS AND OFFICERS                                          9

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 7:00 p.m. CST, Monday thru Friday

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL
(800) 800-2000, EXT. 4579, OR VISIT US ON THE WEB AT www.ffg.us.fortis.com.

HOW TO USE THIS REPORT

The letter from the portfolio manager and president provides a detailed analysis of the fund and financial markets. The pie chart shows a breakdown of the fund's assets by industry.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                                     19.0%
Finance-Captive Equipment                                 12.8%
Finance-Consumer Lending                                  12.4%
Finance-Captive Auto                                      10.7%
Finance-Commercial Banking                                 8.6%
Finance-International Trade Financing                      8.5%
Utilities-Electric Generation, Transmission and
Distribution                                               8.4%
Finance-Depository Credit Banking                          6.7%
Food Manufacturing-Other                                   4.3%
Finance-Securities and Commodity Contracts and Brokerage   4.3%
Finance-Other Financial Investment Activities              4.3%

FORTIS MONEY MARKET FUND SEMI-ANNUAL REPORT

DEAR SHAREHOLDER:

REVIEW

The U.S. economy experienced a very dramatic slowdown in the second half of 2000. Annual Real Gross Domestic Product (GDP) growth slowed to 2.2% in the third quarter of 2000 and 1% in the fourth quarter of 2000, respectively, dropping from a rate of more than 5% early in 2000. GDP growth for the first part of 2001 appears to be close to zero.

Certain economic sectors have been particularly hurt during this slowdown, including the manufacturing sector. The unemployment rate climbed from 3.9% in September 2000 to 4.2% in February 2001, reflecting the slowing economy. Against this economic environment, the Federal Reserve switched from a neutral bias to an easing bias late in 2000. From January through March of 2001, the Fed lowered rates three times for a total of 150 basis points, bringing the Federal Funds target rate down to 5.0%. Money market yields have been affected greatly by this change in the Fed's strategy because the yields on short-term securities closely track movements in the Federal Funds rate.

For the six months ended March 31, 2001, the fund returned 2.74% for Class A compared to 2.87% for the prior six-month period. The fund continues to place great emphasis on high quality and liquidity while looking to target the fund's average maturity at an optimal length. (Maturity is the length of time between now and the date a security is repaid.) During the past six months, the fund's average maturity has remained fairly neutral at around 45 days, with some shortening of maturities to about 35 days as we approached year-end. This was necessitated by the maturing of a large number of securities early in 2001. We gradually built back up to the 45-day average maturity by the end of January.

OUTLOOK

Short-term rates are likely to remain low over the next few months. The Fed doesn't appear to have finished its interest rate reductions, in an effort to stimulate the economy. Economic growth will probably remain fairly sluggish for most of the year, with some improvement expected late in 2001. GDP growth could be 1% to 2% for the year. Challenges include weakening consumer confidence, reduced corporate profits and capital spending, and a large inventory correction continuing in the manufacturing sector. However, it appears that inflation will remain low, giving the Fed plenty of room to maneuver in its efforts to stimulate the economy.

Sincerely,

          /s/ Dean C. Kopperud                     /s/ Howard G. Hudson
            Dean C. Kopperud                         Howard G. Hudson
               President                              Vice President

FORTIS MONEY FUND
Schedule of Investments

March 31, 2001 (Unaudited)

SHORT-TERM INVESTMENTS-100.00%
--------------------------------------------------------------------------------

                                                                                   Standard
   Principal                                                           Maturity    & Poor's
     Amount                                                    Yield     Date       Rating       Value (a)
   ----------                                                  -----   --------   -----------   ------------
               BEVERAGE MANUFACTURING-4.09%
   $9,000,000  Anheuser Busch Companies.....................   5.46%   04/18/01   A1            $  8,976,060
                                                                                                ------------
               FINANCE-CAPTIVE AUTO-10.74%
   4,300,000   Ford Motor Credit Corp.......................   4.99%   06/07/01   A1               4,260,526
   5,000,000   Ford Motor Credit Corp.......................   5.60%   04/04/01   A1               4,996,961
   5,200,000   General Motors Acceptance Corp...............   5.32%   05/25/01   A1               5,158,848
   9,200,000   Toyota Motor Credit Corp. (e)................   5.42%   04/12/01   A1+              9,183,716
                                                                                                ------------
                                                                                                  23,600,051
                                                                                                ------------
               FINANCE-CAPTIVE EQUIPMENT-12.79%
   9,500,000   IBM Credit Corp..............................   4.82%   05/17/01   A1               9,441,459
   9,800,000   John Deere Capital Corp......................   4.97%   04/27/01   A1               9,764,132
   9,000,000   PACCAR Financial Corp........................   4.80%   06/21/01   A1               8,904,060
                                                                                                ------------
                                                                                                  28,109,651
                                                                                                ------------
               FINANCE-COMMERCIAL BANKING-8.60%
   9,500,000   Banc One Capital Corp........................   4.94%   05/03/01   A1               9,457,764
   9,500,000   Wells Fargo & Co.............................   5.29%   05/18/01   A1               9,434,767
                                                                                                ------------
                                                                                                  18,892,531
                                                                                                ------------
               FINANCE-CONSUMER LENDING-12.42%
   9,100,000   CIT Group Holdings, Inc......................   5.48%   05/09/01   A1               9,047,455
   9,200,000   Household Finance Corp.......................   5.43%   04/06/01   A1               9,191,858
   9,100,000   Prudential Funding Corp......................   5.31%   05/04/01   A1               9,055,567
                                                                                                ------------
                                                                                                  27,294,880
                                                                                                ------------
               FINANCE-CREDIT CARD ISSUING-4.12%
   9,100,000   American Express Credit Corp.................   5.34%   05/02/01   A1               9,057,938
                                                                                                ------------
               FINANCE-DEPOSITORY CREDIT BANKING-6.72%
   6,000,000   First Union National Bank (d)................   5.17%   05/16/01   A1               6,000,000
   8,770,947   U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit (d)...........................   5.03%   04/01/01   A1+              8,770,947
                                                                                                ------------
                                                                                                  14,770,947
                                                                                                ------------
               FINANCE-INSURANCE CARRIERS-2.32%
   5,100,000   American General Finance Corp................   5.67%   04/18/01   A1               5,085,924
                                                                                                ------------
               FINANCE-INTERNATIONAL TRADE FINANCING-8.46%
   9,200,000   Deutsche Bank Financial, Inc.................   5.33%   05/11/01   A1               9,145,620
   9,500,000   Toronto Dominion Holdings USA, Inc...........   5.31%   05/07/01   A1               9,449,521
                                                                                                ------------
                                                                                                  18,595,141
                                                                                                ------------
               FINANCE-OTHER FINANCIAL INVESTMENT
               ACTIVITIES-4.30%
   9,500,000   General Electric Capital Corp................   5.32%   05/15/01   A1               9,438,488
                                                                                                ------------
               FINANCE-SECURITIES AND COMMODITY CONTRACTS
               AND BROKERAGE-4.31%
   2,500,000   Merrill Lynch & Co., Inc.....................   4.81%   06/08/01   A1               2,477,479
   7,000,000   Merrill Lynch & Co., Inc. (d)................   5.19%   09/13/01   A1               7,000,631
                                                                                                ------------
                                                                                                   9,478,110
                                                                                                ------------
               FOOD MANUFACTURING-OTHER-4.30%
   9,500,000   Nestle Capital Corp..........................   5.22%   05/14/01   A1               9,441,015
                                                                                                ------------
               PETROLEUM AND COAL-PRODUCTS
               MANUFACTURING-4.26%
   9,400,000   Texaco, Inc..................................   5.08%   05/01/01   A1               9,359,771
                                                                                                ------------
               TOBACCO MANUFACTURING-4.22%
   9,300,000   Philip Morris Companies, Inc.................   5.40%   04/26/01   A1               9,264,603
                                                                                                ------------

--------------------------------------------------------------------------------

                                                                                   Standard
   Principal                                                           Maturity    & Poor's
     Amount                                                    Yield     Date       Rating       Value (a)
   ----------                                                  -----   --------   -----------   ------------
               UTILITIES-ELECTRIC GENERATION, TRANSMISSION
               AND DISTRIBUTION-8.35%
   $9,200,000  Duke Energy Corp.............................   5.10%   04/23/01   A1            $  9,170,611
   9,200,000   Wisconsin Electric Fuel Trust................   5.25%   04/19/01   A1+              9,174,994
                                                                                                ------------
                                                                                                  18,345,605
                                                                                                ------------
               TOTAL INVESTMENTS IN SECURITIES
                 (COST: $219,710,715) (b)...................                                    $219,710,715
                                                                                                ============

 (a) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (b) Also represents cost for federal income tax purposes.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) Variable Rate Securities; the yield reported is the rate in effect as of March 31, 2001.
 (e) Commercial paper sold within the terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". This security has been identified by portfolio management as illiquid. The portfolio entered into the following Section 4(2) transaction: February 20, 2001 the portfolio acquired $9,200,000 par Toyota Motor Credit Corp., due April 12, 2001 with a cost basis on March 31, 2001, of $9,183,716. The value of this security at March 31, 2001, is $9,183,716 which represents 4.18% of total net assets.

FORTIS MONEY FUND

Statement of Assets and Liabilities

(Unaudited)

March 31, 2001

--------------------------------------------------------------------------------


ASSETS
  Short-term investments, as detailed in the
    accompanying schedule, at amortized cost
    (approximates market) (Note 1)................  $219,710,715
  Cash on deposit with custodian..................         1,039
  Receivables:
    Interest and dividends........................       115,024
    Subscriptions of capital stock................         1,000
  Deferred registration costs (Note 1)............        75,916
  Prepaid expenses................................         2,561
                                                    ------------
TOTAL ASSETS......................................   219,906,255
                                                    ------------
LIABILITIES
  Cash portion of dividends payable...............        39,449
  Payable for investment advisory and management
    fees (Note 2).................................       105,039
  Payable for distribution fees (Note 2)..........           151
  Accounts payable and accrued expenses...........        56,221
                                                    ------------
TOTAL LIABILITIES.................................       200,860
                                                    ------------
NET ASSETS
  Net proceeds of capital stock, par value $.01
    per share-authorized 50,000,000,000 shares....  $219,705,395
                                                    ============
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
  Class A shares (based on net assets of
    $212,804,477 and 212,804,477 shares
    outstanding)..................................         $1.00
                                                    ------------
  Class B shares (based on net assets of
    $2,229,111 and 2,229,111 shares
    outstanding)..................................         $1.00
                                                    ------------
  Class C shares (based on net assets of
    $1,458,374 and 1,458,374 shares
    outstanding)..................................         $1.00
                                                    ------------
  Class H shares (based on net assets of
    $3,213,433 and 3,213,433 shares
    outstanding)..................................         $1.00
                                                    ------------

Statement of Operations

(Unaudited)

For the Six-Month Period Ended March 31, 2001

--------------------------------------------------------------------------------


NET INVESTMENT INCOME:
  Income
    Interest income...............................   $6,357,058
                                                     ----------
  Expenses:
    Investment advisory and management fees.......      611,661
    Distribution fees (Class B) (Note 2)..........        6,484
    Distribution fees (Class C) (Note 2)..........        1,658
    Distribution fees (Class H) (Note 2)..........       10,748
    Legal and auditing fees (Note 2)..............       10,771
    Custodian fees................................        5,675
    Shareholders' notices and reports.............       25,490
    Registration fees (Note 2)....................       57,523
    Directors' fees and expenses..................        9,625
    Transfer agent expenses.......................       89,331
    Other.........................................        3,109
                                                     ----------
  Total expenses..................................      832,075
                                                     ----------
NET INVESTMENT INCOME.............................    5,524,983
                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................   $5,524,983
                                                     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                          FOR THE SIX-MONTH
                                            PERIOD ENDED           FOR THE
                                           MARCH 31, 2001         YEAR ENDED
                                             (UNAUDITED)      SEPTEMBER 30, 2000
                                          -----------------   ------------------
OPERATIONS
  Net investment income.................    $   5,524,983       $  10,399,750
                                            -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................       (5,415,908)        (10,205,984)
    Class B.............................          (37,189)            (73,282)
    Class C.............................           (9,589)            (13,689)
    Class H.............................          (62,297)           (106,795)
                                            -------------       -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....       (5,524,983)        (10,399,750)
                                            -------------       -------------
CAPITAL STOCK TRANSACTIONS (AT CONSTANT
  $1.00 NET ASSET VALUE PER SHARE):
  Proceeds from sale of shares
    Class A.............................      181,706,348         409,454,963
    Class B.............................        2,503,266           4,736,195
    Class C.............................        2,959,828           1,575,618
    Class H.............................        3,122,778           5,841,823
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A.............................        5,091,131           9,540,536
    Class B.............................           34,900              68,390
    Class C.............................            8,353              11,684
    Class H.............................           54,776              84,873
  Less cost of repurchase of shares
    Class A.............................     (166,993,569)       (394,075,091)
    Class B.............................       (1,649,544)         (4,857,120)
    Class C.............................       (1,682,166)         (2,945,925)
    Class H.............................       (1,914,225)         (6,064,303)
                                            -------------       -------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS..........................       23,241,876          23,371,643
                                            -------------       -------------
TOTAL INCREASE IN NET ASSETS............       23,241,876          23,371,643
NET ASSETS:
  Beginning of period...................      196,463,519         173,091,876
                                            -------------       -------------
  End of period.........................    $ 219,705,395       $ 196,463,519
                                            =============       =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The fund is a diversified series of Fortis Money Portfolios, Inc., an open-end management investment company. The primary investment objective of the fund is to maximize current income to the extent consistent with stability of principal. The Articles of Incorporation of Fortis Money Portfolios, Inc., permits the Board of Directors to create additional portfolios in the future.

   The fund offers Class A, Class B, Class C and Class H shares. Class B and H shares may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares may be subject to a contingent deferred sales charge for one year. Class A shares of the fund will be offered to investors generally, while Class B, C and H will be available only for exchange from the corresponding class of any other fund within the Fortis Mutual Fund Family. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   SECURITY VALUATION: Pursuant to Rule 2a-7 under the Investment Company Act of 1940, investments are valued at amortized cost which assumes a constant amortization to maturity of discount or premium. The use of this method results in a constant net asset value of $1.00 under normal market conditions.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on trade date. Interest income including amortization of premium and discount, is recorded on the accrual basis. For the period ended March 31, 2001, the cost of purchases and proceeds from sales of short-term securities aggregated $779,169,346 and $755,964,103, respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME DISTRIBUTIONS: It is the policy of the fund to declare a distribution of all its net investment income each day the New York Stock Exchange is open, to shareholders of record the previous day, to be paid on the last business day of each month.

   ILLIQUID SECURITIES: At March 31, 2001, investments in securities for the fund included an issue that is illiquid. Fortis Money Fund currently limits investments of illiquid securities to 5% of total net assets, at market value, at the date of purchase. The aggregate value at March 31, 2001, was $9,183,716 which represents 4.18% of total net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

   USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

   NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for the fiscal years beginning after December 15, 2000. The revised guide is not expected to have a significant impact on the fund's financial position, statement of operations, changes in net assets and financial highlights.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. was the investment adviser for the fund as of March 31,2001 (see note 3, Acquisition). Investment advisory and management fees are computed at an annual rate of .6% of the first $500 million of average daily net assets and .55% of average daily net assets in excess of $500 million.

   Pursuant to a plan adopted under Rule 12b-1 of the Investment Company Act of 1940, Fortis Advisers uses .2% of its advisory and management fee to pay for distribution expenses. Classes B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) additional distribution fees equal to .8% of average daily net assets (of the respective classes) on an annual basis. Fortis Investors, Inc. also received sales charges (paid by redeemers of the funds' shares) aggregating $12,653 for Class A, $6,076 for Class B, $558 for Class C and $6,751 for Class H.

   The fund also reimburses Fortis Advisers, Inc. for direct transfer agent expenses such as confirms and checkbook production and mailings.

   Legal fees and expenses aggregating $2,341 for the period ended March 31, 2001, were paid to a law firm of which the secretary of the fund is a partner.

3. ACQUISITION: On April 2, 2001, The Hartford Financial Services Group ("The Hartford") acquired Fortis Advisers, Inc. and its subsidiaries, including Fortis Investors, Inc. The Hartford is a leading insurance and financial services company with over $171.5 billion in assets. Hartford Investment Financial Services Company ("HIFSCO") is a wholly-owned indirect subsidiary of The Hartford. As a result of the acquisition, HIFSCO became (with approval by the fund's Board of Directors) the interim adviser to the Fund. Shareholders of record on April 12, 2001 will be asked to approve a definitive investment advisory agreement with HIFSCO at a special meeting of shareholders to be held on or about May 31, 2001. HIFSCO has entered into interim investment sub-advisory agreements on behalf of the fund with Hartford Investment

--------------------------------------------------------------------------------
   Management Company ("HIMCO"). At the above-referenced shareholder meeting, shareholders will be asked to approve the definitive investment sub-advisory agreements. Hartford Administrative Services Company, formerly Fortis Advisers, Inc. serves as the fund's transfer agent and dividend agent. Woodbury Financial Services, Inc., formerly Fortis Investors, Inc., is the principal distributor of the fund.

4. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                              Year Ended September 30,
                                           ---------------------------------------------------------------
CLASS A                                     2001**      2000       1999       1998       1997       1996
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                           --------   --------   --------   --------   --------   --------
Operations:
  Investment income - net...............        .03        .05        .04        .05        .05        .05
                                           --------   --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........       (.03)      (.05)      (.04)      (.05)      (.05)      (.05)
                                           --------   --------   --------   --------   --------   --------
Net asset value, end of period..........   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                           --------   --------   --------   --------   --------   --------
Total Return @..........................       2.74%      5.48%      4.40%      4.88%      4.74%      4.74%
Net assets end of period (000s
  omitted)..............................   $212,804   $193,001   $168,080   $156,623   $126,547   $120,375
Ratio of expenses to average daily net
  assets................................        .80%*      .82%       .83%       .86%       .88%       .91%
Ratio of net investment income to
  average daily net assets..............       5.43%*     5.35%      4.29%      4.77%      4.64%      4.67%

                                                              Year Ended September 30,
                                           ---------------------------------------------------------------
CLASS B                                     2001**      2000       1999       1998       1997      1996+
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                           --------   --------   --------   --------   --------   --------
Operations:
  Investment income - net...............        .02        .05        .04        .04        .04        .04
                                           --------   --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........       (.02)      (.05)      (.04)      (.04)      (.04)      (.04)
                                           --------   --------   --------   --------   --------   --------
Net asset value, end of period..........   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                           --------   --------   --------   --------   --------   --------
Total Return @..........................       2.33%      4.64%      3.56%      4.06%      3.97%      4.11%
Net assets end of period (000s
  omitted)..............................   $  2,229   $  1,340   $  1,393   $    305   $     55   $     28
Ratio of expenses to average daily net
  assets................................       1.60%*     1.62%      1.63%      1.66%      1.68%      1.71%*
Ratio of net investment income to
  average daily net assets..............       4.57%*     4.51%      3.48%      4.00%      3.94%      3.99%*

*      Annualized.
**     For the six-month period ended March 31, 2001.
+ For the period for October 9, 1995 (date of first investment) to September 30, 1996.
@ These are the total returns during the periods, including reinvestment of all distributions.

FORTIS MONEY FUND

(Unaudited)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):

                                                              Year Ended September 30,
                                           ---------------------------------------------------------------
CLASS C                                     2001**      2000       1999       1998       1997       1996
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                           --------   --------   --------   --------   --------   --------
Operations:
  Investment income - net...............        .02        .05        .04        .04        .04        .05
                                           --------   --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........       (.02)      (.05)      (.04)      (.04)      (.04)      (.05)
                                           --------   --------   --------   --------   --------   --------
Net asset value, end of period..........   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                           --------   --------   --------   --------   --------   --------
Total Return @..........................       2.32%      4.63%      3.57%      4.12%      4.45%      4.97%
Net assets end of period (000s
  omitted)..............................   $  1,458   $    172   $  1,531   $    714   $     10   $      1
Ratio of expenses to average daily net
  assets................................       1.60%*     1.62%      1.63%      1.66%      1.68%      1.46%(a)
Ratio of net investment income to
  average daily net assets..............       4.54%*     4.39%      3.48%      4.08%      3.98%      4.33%(a)

                                                              Year Ended September 30,
                                           ---------------------------------------------------------------
CLASS H                                     2001**      2000       1999       1998       1997       1996
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                           --------   --------   --------   --------   --------   --------
Operations:
  Investment income - net...............        .02        .05        .04        .04        .04        .04
                                           --------   --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........       (.02)      (.05)      (.04)      (.04)      (.04)      (.04)
                                           --------   --------   --------   --------   --------   --------
Net asset value, end of period..........   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                           --------   --------   --------   --------   --------   --------
Total Return @..........................       2.33%      4.63%      3.55%      4.07%      4.06%      4.04%
Net assets end of period (000s
  omitted)..............................   $  3,213   $  1,950   $  2,088   $    550   $    627   $     60
Ratio of expenses to average daily net
  assets................................       1.60%*     1.62%      1.63%      1.66%      1.68%      1.71%
Ratio of net investment income to
  average daily net assets..............       4.62%*     4.52%      3.51%      3.96%      4.02%      4.03%

*      Annualized.
**     For the six-month period ended March 31, 2001.
@ These are the total returns during the periods, including reinvestment of all distributions.
(a) Advisers has reimbursed expenses for 12b-1 fees charged in excess of National Association of Securities Dealers limitations. For the year ended September 30, 1996, had the reimbursement not been made, ratios of expenses and net investment income to average daily net assets would have been 1.71% and 4.08% respectively, for Class C.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           PRESIDENT - FORTIS FINANCIAL GROUP,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           SENIOR VICE PRESIDENT, FORTIS
                                           INSURANCE COMPANY
              Phillip O. Peterson        MUTUAL FUND INDUSTRY CONSULTANT;
                                           PARTNER OF KPMG LLP, THROUGH JUNE
                                           1999
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995,
                                           VICE PRESIDENT AND TREASURER,
                                           JOSTENS, INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel F. Schenker           MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Dr. Lemma W. Senbet        CONSULTANT, INTERNATIONAL FINANCIAL
                                           INSTITUTIONS, THE WILLIAM E. MAYER
                                           PROFESSOR OF FINANCE AND CHAIR,
                                           FINANCE DEPARTMENT, UNIVERSITY OF
                                           MARYLAND, COLLEGE PARK, MD
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

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Member NASD, SIPC
P.O. Box 64284, St. Paul, MN 55164-0284

INVESTMENT MANAGER
Hartford Investment Financial
Services Company, HIFSCO
P.O. Box 2999, Hartford, CT 06104-2999

INVESTMENT SUBADVISERS
Hartford Investment Management
Company, HIMCO
P.O. Box 2999, Hartford, CT 06104-2999

Wellington Management Company, LLP
75 State Street, Boston, MA 02109


--------------------------------------------------------------------------------

FORTIS FUNDS                                                     ---------------
P.O. Box 64284                                                      PRSRT STD
St. Paul, MN 55164-0284                                           U.S. Postage
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Fortis Money Fund                                                Minneapolis, MN
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-C- 5/01 Hartford Investment Financial Services
Company. The Fortis brandmark and Fortis-Registered Trademark- are
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